Estimated Future Amortization Expense on Other Intangible Assets (Detail) (Other intangible assets, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
2014	$ 77,218
2015	75,770
2016	75,213
2017	74,822
2018	$ 60,166